Other operating expenses and income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Other operating expenses and income
Rentals	R 1,497	R 1,367	R 1,243
Insurance	432	511	457
Computer costs	2,042	1,991	1,832
Hired labour	838	878	893
Audit remuneration	88	89	85
Derivative losses/(gains) (including foreign exchange contracts)	3,927	(635)	(1,250)
Professional fees	1,971	1,383	1,202
Enablement of digital and continuous improvement initiatives	409	17
Other	1,562	1,366	1,202
Changes in rehabilitation provisions	(804)	472	1,946
Other expenses	6,724	6,981	6,603
Other operating income	(1,410)	(1,688)	(3,788)
Total other operating expenses and income	R 15,305	R 11,349	R 9,223